Environmental and other provisions (Schedule of changes in provisions) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Provisions, beginning balance	$ 344.2	$ 303.3
Net additional provisions made	25.1	5.1
Copper Mountain, acquired provision		12.7
Disbursements	(11.6)	(10.7)
Reduction of obligation to renounce flow-through share expenditures, net of provisions	(2.0)
Unwinding of discount	10.5	9.9
Effect of change in discount rate	(22.7)	18.5
Effect of foreign exchange	(20.8)	4.2
Effect of change in share price	8.0	1.2
Provisions, ending balance	330.7	344.2
Decommissioning, restoration and similar liabilities [Member]
Disclosure of other provisions [line items]
Provisions, beginning balance	315.4	276.4
Net additional provisions made	14.5	(4.0)
Copper Mountain, acquired provision		12.7
Disbursements	(2.1)	(2.0)
Reduction of obligation to renounce flow-through share expenditures, net of provisions	0.0
Unwinding of discount	10.5	9.9
Effect of change in discount rate	(22.7)	18.5
Effect of foreign exchange	(18.7)	3.9
Effect of change in share price	0.0	0.0
Provisions, ending balance	296.9	315.4
Deferred share units [Member]
Disclosure of other provisions [line items]
Provisions, beginning balance	8.7	6.9
Net additional provisions made	1.1	1.1
Copper Mountain, acquired provision		0.0
Disbursements	(1.6)	0.0
Reduction of obligation to renounce flow-through share expenditures, net of provisions	0.0
Unwinding of discount	0.0	0.0
Effect of change in discount rate	0.0	0.0
Effect of foreign exchange	(1.1)	0.1
Effect of change in share price	5.2	0.6
Provisions, ending balance	12.3	8.7
Restricted share units [Member]
Disclosure of other provisions [line items]
Provisions, beginning balance	5.0	6.8
Net additional provisions made	5.6	3.0
Copper Mountain, acquired provision		0.0
Disbursements	(2.2)	(5.2)
Reduction of obligation to renounce flow-through share expenditures, net of provisions	0.0
Unwinding of discount	0.0	0.0
Effect of change in discount rate	0.0	0.0
Effect of foreign exchange	(0.5)	0.0
Effect of change in share price	1.7	0.4
Provisions, ending balance	9.6	5.0
Performance share units [Member]
Disclosure of other provisions [line items]
Provisions, beginning balance	2.6	3.0
Net additional provisions made	3.1	0.4
Copper Mountain, acquired provision		0.0
Disbursements	(0.9)	(1.1)
Reduction of obligation to renounce flow-through share expenditures, net of provisions	0.0
Unwinding of discount	0.0	0.0
Effect of change in discount rate	0.0	0.0
Effect of foreign exchange	(0.4)	0.1
Effect of change in share price	1.1	0.2
Provisions, ending balance	5.5	2.6
Other provisions [Member]
Disclosure of other provisions [line items]
Provisions, beginning balance	12.5	10.2
Net additional provisions made	0.8	4.6
Copper Mountain, acquired provision		0.0
Disbursements	(4.8)	(2.4)
Reduction of obligation to renounce flow-through share expenditures, net of provisions	(2.0)
Unwinding of discount	0.0	0.0
Effect of change in discount rate	0.0	0.0
Effect of foreign exchange	(0.1)	0.1
Effect of change in share price	0.0	0.0
Provisions, ending balance	$ 6.4	$ 12.5